REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2012
Brokers and Dealers [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

(13) Regulatory Capital Requirements

The Corporation and the Bank are subject to various regulatory capital requirements administered by the Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory (and possibly additional discretionary) actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.
Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios (set forth in the accompanying tables) of Total and Tier 1 capital to risk weighted assets and of Tier 1 capital to average assets.
As of December 31, 2012 and 2011, the Bank’s capital ratios exceeded the required minimums to be considered well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the tables, as well as meeting other requirements specified by the federal banking regulators, including not being subject to any written agreement or order issued by the FDIC pursuant to section 8 of the Federal Deposit Insurance Act.
Since July 22, 2010, the Bank has been under a Consent Order (the “Consent Order”) with the FDIC and the Michigan OFIR. The Consent Order requires the Bank to, among other things, increase its Tier 1 leverage ratio to 9.0% and its total risk based capital ratio to 12.0%. The Bank is in compliance with all of the other provisions of the Consent Order, which include a requirement to charge off all loans classified as “Loss” in the Report of Examination; a prohibition against extending additional credit to borrowers whose debt has been charged off; a prohibition against extending additional credit to borrowers whose debt is classified as “Substandard” or “Doubtful” without board of directors approval; a requirement to develop a written plan to reduce the Bank’s risk position in each asset in excess of $1,000,000 which is more than 90 days delinquent or classified as “Substandard” or “Doubtful”; a prohibition against declaring or paying dividends without written permission from the FDIC and the Michigan OFIR; a requirement for board approval of the allowance for loan and lease losses prior to filing the Bank’s quarterly Reports of Condition and Income required by the FDIC; adoption of a two year written profit plan; implementation of a plan to monitor compliance with the Consent Order; and a requirement to furnish quarterly progress reports to the FDIC and Michigan OFIR detailing action taken to secure compliance with the Consent Order. If the Bank is unable to timely comply with the Consent Order, there could be material adverse effects on the Bank and the Corporation.
Due to the existence of the Consent Order, the Bank is considered to be “Adequately Capitalized” as of December 31, 2012 and 2011. There are no conditions or events since December 31, 2012 that Management believes have changed the Bank’s category.
The Corporation’s and Bank’s actual capital amounts and ratios are also presented in the table (000s omitted in dollar amounts).

	Actual		Minimum to Qualify as Well Capitalized*
	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital to Risk-Weighted Assets
Consolidated	$89,615	11.53%	$77,691	10%
Monroe Bank & Trust	88,992	11.46%	77,623	10%
Tier 1 Capital to Risk-Weighted Assets
Consolidated	79,776	10.27%	46,615	6%
Monroe Bank & Trust	79,113	10.19%	46,574	6%
Tier 1 Capital to Average Assets
Consolidated	79,776	6.43%	62,041	5%
Monroe Bank & Trust	79,113	6.38%	62,008	5%

	Actual		Minimum to Qualify as Well Capitalized*
	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital to Risk-Weighted Assets
Consolidated	$84,970	10.48%	$81,084	10%
Monroe Bank & Trust	84,441	10.42%	81,033	10%
Tier 1 Capital to Risk-Weighted Assets
Consolidated	74,695	9.21%	48,650	6%
Monroe Bank & Trust	74,106	9.15%	48,620	6%
Tier 1 Capital to Average Assets
Consolidated	74,695	6.07%	61,505	5%
Monroe Bank & Trust	74,106	6.03%	61,481	5%

*	Although the Bank’s capital ratios exceed the “Well Capitalized” minimums, the Bank is categorized as “Adequately Capitalized” as of December 31, 2012 and 2011 due to its Consent Order with the FDIC.